Note 16 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Applicable tax rate		26.00%	26.00%
Deductible temporary differences for which no deferred tax asset is recognised		$ 97,662	$ 82,363
Changes in tax rates or tax laws enacted or announced [member]
Statement Line Items [Line Items]
Applicable tax rate	27.00%
Country of domicile [member]
Statement Line Items [Line Items]
Cash and cash equivalents held by subsidiaries		23	98
Current tax liabilities		0
Country of domicile [member] | Non-capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised		40,373	28,261
Country of domicile [member] | Capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised		1,635	259
MEXICO
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised		$ 32,249	$ 28,884